UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT-TERM BOND FUND

FORM N-Q

MARCH 31, 2017

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 51.2%
CONSUMER DISCRETIONARY - 5.4%
Automobiles - 4.0%
BMW U.S. Capital LLC, Senior Notes	1.500%	4/11/19	$3,850,000	$3,824,921	(a)
Daimler Finance NA LLC, Senior Notes	1.375%	8/1/17	1,990,000	1,989,865	(a)
Daimler Finance NA LLC, Senior Notes	1.894%	8/1/18	4,100,000	4,129,676	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.964%	11/4/19	1,900,000	1,910,606	(b)
Ford Motor Credit Co., LLC, Senior Notes	3.000%	6/12/17	3,510,000	3,520,098
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,726,549
General Motors Financial Co. Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,321,464
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,205,180

Total Automobiles				23,628,359

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,571,747

Media - 0.5%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	990,760
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,500,000	1,673,073

Total Media				2,663,833

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes	1.529%	9/10/19	1,850,000	1,862,776	(b)

TOTAL CONSUMER DISCRETIONARY				31,726,715

CONSUMER STAPLES - 4.2%
Beverages - 1.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.294%	2/1/21	3,720,000	3,834,036	(b)
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,320,548
Suntory Holdings Ltd., Notes	1.650%	9/29/17	3,340,000	3,340,902	(a)

Total Beverages				10,495,486

Food & Staples Retailing - 0.8%
CVS Health Corp., Senior Notes	1.900%	7/20/18	2,470,000	2,475,671
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,058,687

Total Food & Staples Retailing				4,534,358

Food Products - 1.0%
JM Smucker Co., Senior Notes	2.500%	3/15/20	1,770,000	1,789,079
Kraft Heinz Foods Co., Senior Notes	6.125%	8/23/18	1,200,000	1,269,288
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,150,633	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,534,054	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	458,294	(a)

Total Food Products				6,201,348

Tobacco - 0.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	220,835
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	983,017
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	834,713
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,281,000	1,315,376

Total Tobacco				3,353,941

TOTAL CONSUMER STAPLES				24,585,133

ENERGY - 4.7%
Energy Equipment & Services - 0.3%
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	848,277	(a)
Transocean Inc., Senior Notes	4.250%	10/15/17	1,100,000	1,108,250

Total Energy Equipment & Services				1,956,527

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 4.4%
BP Capital Markets PLC, Senior Bonds	1.676%	5/3/19	$1,080,000	$1,075,003
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,397,806
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,733,475
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,251,480
Energy Transfer Partners LP, Senior Notes	2.500%	6/15/18	5,050,000	5,076,083
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,298,887
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	1,700,000	1,755,250	(a)
Petroleos Mexicanos, Senior Notes	3.044%	7/18/18	3,380,000	3,439,150	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	90,585
Shell International Finance BV, Senior Notes	1.484%	5/11/20	3,550,000	3,574,133	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,018,265
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.930%	4/10/19	1,870,000	1,876,940	(a)(b)

Total Oil, Gas & Consumable Fuels				25,587,057

TOTAL ENERGY				27,543,584

FINANCIALS - 21.2%
Banks - 13.5%
ABN AMRO Bank NV, Senior Notes	2.100%	1/18/19	3,060,000	3,062,307	(a)
Bank of America Corp., Senior Notes	1.700%	8/25/17	3,050,000	3,055,026
Bank of America NA, Subordinated Notes	6.100%	6/15/17	4,500,000	4,541,418
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.450%	9/8/17	1,090,000	1,089,293	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	480,080	(a)
Capital One NA, Senior Notes	1.500%	9/5/17	2,040,000	2,039,186
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,470,000	1,532,490	(b)(c)
Citigroup Inc., Senior Bonds	1.727%	4/27/18	5,030,000	5,052,328	(b)
Citigroup Inc., Senior Notes	1.779%	4/8/19	1,440,000	1,447,632	(b)
Credit Agricole SA, Senior Notes	1.822%	4/15/19	1,460,000	1,469,957	(a)(b)
Credit Agricole SA, Senior Notes	2.079%	6/10/20	3,620,000	3,641,807	(a)(b)
Credit Agricole SA, Senior Notes	2.178%	7/1/21	1,630,000	1,646,890	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,445,556	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,350,860
HSBC USA Inc., Senior Notes	2.037%	9/24/18	1,990,000	2,001,922	(b)
HSBC USA Inc., Senior Notes	1.644%	11/13/19	3,140,000	3,152,695	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,375,125	(a)
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	660,228
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	3,360,000	3,360,884
Nordea Bank AB, Senior Notes	2.042%	5/27/21	2,600,000	2,641,176	(a)(b)
Royal Bank of Canada, Senior Notes	1.661%	3/15/19	830,000	833,669	(b)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	2,050,000	2,060,726
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	720,915
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,979,014
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,297,214	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	1.781%	7/23/18	4,130,000	4,146,693	(b)
Svenska Handelsbanken AB, Senior Notes	1.638%	6/17/19	1,580,000	1,584,185	(b)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,551,283
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,304,491
U.S. Bancorp, Senior Notes	1.650%	5/15/17	1,790,000	1,790,163
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/1/17	2,910,000	2,915,384	(b)(c)
Wells Fargo & Co., Senior Notes	1.719%	1/30/20	1,860,000	1,868,627	(b)
Westpac Banking Corp., Senior Notes	1.482%	5/25/18	2,980,000	2,987,846	(b)
Westpac Banking Corp., Senior Notes	1.779%	7/30/18	2,250,000	2,266,124	(b)

Total Banks				79,353,194

Capital Markets - 5.7%
Bank of New York Mellon Corp., Senior Notes	1.912%	8/17/20	2,430,000	2,474,962	(b)
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,781,943
Credit Suisse NY, Senior Notes	1.729%	1/29/18	2,730,000	2,741,264	(b)
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,219,961
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,057,267
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,810,000	1,812,243
Goldman Sachs Group Inc., Senior Notes	2.398%	4/23/21	3,610,000	3,691,470	(b)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/1/17	3,190,000	0	*(c)(d)(e)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	$1,010,000	$0	*(d)(e)(f)(g)
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,234,335
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,767,939
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	2,870,000	2,951,904
Thomson Reuters Corp., Senior Notes	1.650%	9/29/17	2,200,000	2,200,869
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,103,506
UBS Group Funding Jersey Ltd., Senior Bonds	2.597%	9/24/20	3,470,000	3,538,904	(a)(b)

Total Capital Markets				33,576,567

Consumer Finance - 0.0%
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	60,664

Diversified Financial Services - 0.2%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,127,542

Insurance - 1.8%
Berkshire Hathaway Finance Corp., Senior Notes	1.600%	5/15/17	1,250,000	1,250,286
Metropolitan Life Global Funding I, Secured Notes	1.390%	4/10/17	5,260,000	5,260,289	(a)(b)
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,536,365	(a)
Prudential Financial Inc., Senior Notes	1.819%	8/15/18	2,350,000	2,364,845	(b)

Total Insurance				10,411,785

TOTAL FINANCIALS				124,529,752

HEALTH CARE - 5.6%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,415,588
Amgen Inc., Senior Notes	1.650%	5/22/19	2,170,000	2,187,929	(b)
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	621,229
Celgene Corp., Senior Notes	2.125%	8/15/18	1,800,000	1,807,853
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	1,430,000	1,434,698

Total Biotechnology				9,467,297

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	2,640,000	2,652,625
Becton, Dickinson & Co., Senior Notes	1.800%	12/15/17	1,832,000	1,833,682
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,550,601

Total Health Care Equipment & Supplies				6,036,908

Health Care Providers & Services - 1.3%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	709,974
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,742,877
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,150,239
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,822,783

Total Health Care Providers & Services				7,425,873

Pharmaceuticals - 1.7%
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	4,240,000	4,259,470
Merck & Co. Inc., Senior Notes	1.409%	2/10/20	3,390,000	3,421,344	(b)
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	940,000	945,007
Walgreens Boots Alliance Inc., Senior Notes	1.750%	11/17/17	1,090,000	1,091,150

Total Pharmaceuticals				9,716,971

TOTAL HEALTH CARE				32,647,049

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.5%
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,859,951

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	$43,609	$44,046	(g)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	106,668	113,468
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	192,926	203,778

Total Airlines				361,292

Machinery - 0.8%
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	2,570,000	2,572,814
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,520,193

Total Machinery				5,093,007

TOTAL INDUSTRIALS				8,314,250

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	641,005

IT Services - 2.1%
International Business Machines Corp., Senior Notes	1.502%	8/18/17	4,770,000	4,778,863	(b)
International Business Machines Corp., Senior Notes	1.404%	2/12/19	970,000	975,296	(b)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,522,431

Total IT Services				12,276,590

Software - 0.7%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,404,923
Oracle Corp., Senior Notes	1.602%	1/15/19	2,960,000	2,986,403	(b)

Total Software				4,391,326

Technology Hardware, Storage & Peripherals - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	4,000,000	4,100,972	(a)

TOTAL INFORMATION TECHNOLOGY				21,409,893

MATERIALS - 1.5%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,183,393	(a)

Metals & Mining - 0.6%
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	149,438
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	140,000	130,550
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,110,000	1,180,762
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	791,350
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,150,000	1,242,115

Total Metals & Mining				3,494,215

Paper & Forest Products - 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,187,230	(a)

TOTAL MATERIALS				8,864,838

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	3,050,000	3,051,089	(a)

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	2.300%	3/11/19	2,060,000	2,070,988
AT&T Inc., Senior Notes	2.082%	6/30/20	2,550,000	2,581,008	(b)
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,915,061
Verizon Communications Inc., Senior Notes	2.871%	9/14/18	1,320,000	1,348,232	(b)

TOTAL TELECOMMUNICATION SERVICES				7,915,289

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 1.7%
Electric Utilities - 1.7%
Duke Energy Corp., Senior Notes	1.378%	4/3/17	$1,400,000	$1,400,000	(b)
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,086,927
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	2,050,000	2,057,921
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,088,162
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	650,000	649,947
Southern Co., Senior Bonds	1.300%	8/15/17	960,000	958,808

TOTAL UTILITIES				10,241,765

TOTAL CORPORATE BONDS & NOTES (Cost - $304,700,591)				300,829,357

ASSET-BACKED SECURITIES - 10.8%
Academic Loan Funding Trust, 2012-1A A1	1.782%	12/27/22	194,401	194,825	(a)(b)
Apidos CLO, 2015-22A A1	2.381%	10/20/27	1,500,000	1,506,891	(a)(b)
Arbor Realty Collateralized Loan Obligation, 2015-FL1A A	2.662%	3/15/25	4,150,000	4,178,884	(a)(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	2.107%	5/25/32	180,471	177,228	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	1.603%	8/25/33	216,500	211,446	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE7 M1	1.745%	12/15/33	81,573	77,844	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2004-HE8 M2	2.707%	12/25/34	1,164,666	1,059,336	(b)
Atrium CDO Corp., 2009-A A	2.354%	2/28/24	1,500,000	1,499,988	(a)(b)
BlueMountain CLO Ltd., 2012-2A AR	2.472%	11/20/28	1,750,000	1,754,209	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R	2.065%	4/13/27	4,000,000	4,003,124	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1	2.361%	10/20/27	1,500,000	1,505,250	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR	2.275%	5/15/25	2,500,000	2,500,452	(a)(b)
Cavalry CLO Ltd., 2002-A A	2.373%	1/17/24	1,000,000	1,000,056	(a)(b)
Cent CLO LP, 2013-17A A1	2.339%	1/30/25	500,000	500,578	(a)(b)
Cent CLO LP, 2014-21A A1BR	1.000%	7/27/26	1,500,000	1,500,982	(a)(b)
CIFC Funding Ltd., 2017-1A A	2.243%	4/23/29	2,000,000	2,007,626	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	19,016	19,072	(b)
Countrywide Asset-Backed Certificates, 2005-8 M4	1.708%	12/25/35	1,529,000	1,502,419	(b)
Denali Capital CLO X Ltd., 2013-1A A1L	2.034%	4/28/25	2,000,000	2,000,188	(a)(b)
Dryden Senior Loan Fund, 2014-34A A	2.453%	10/15/26	3,800,000	3,800,369	(a)(b)
Galaxy CLO Ltd., 2015-19A A1A	2.593%	1/24/27	1,750,000	1,750,164	(a)(b)
GSAMP Trust, 2004-SEA2 M2	2.232%	3/25/34	5,109,400	3,712,138	(b)
Jackson Mill CLO Ltd., 2015-1A A	2.563%	4/15/27	2,000,000	2,016,492	(a)(b)
LCM Ltd. Partnership, 2016-A A	2.523%	7/15/26	500,000	500,053	(a)(b)
LCM Ltd. Partnership, 2023-A A1	2.506%	10/20/29	1,000,000	1,010,696	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	1.242%	6/25/46	206,004	182,408	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A	1.208%	12/7/20	1,216,271	1,217,791	(b)
Nelnet Student Loan Trust, 2014-6A A	1.632%	11/25/52	1,373,378	1,356,376	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR	2.449%	8/15/29	500,000	504,342	(a)(b)
OSCAR US Funding Trust, 2017-1A A2A	2.300%	5/11/20	4,080,000	4,091,620	(a)
OZLM Ltd., 2015-12A A1	2.489%	4/30/27	1,000,000	1,001,590	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	2.107%	8/25/33	87,397	81,195	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	13,132	10,223

Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	88,585	90,823	(b)
Saxon Asset Securities Trust, 2003-3 M1	1.957%	12/25/33	38,796	37,036	(b)
SLM Student Loan Trust, 2003-04 A5A	1.881%	3/15/33	61,460	60,272	(a)(b)
SLM Student Loan Trust, 2005-A A4	1.441%	12/15/38	3,790,000	3,476,601	(b)
SMB Private Education Loan Trust, 2015-A A1	1.512%	7/17/23	826,858	827,485	(a)(b)
SMB Private Education Loan Trust, 2016-B A2A	2.430%	2/17/32	1,500,000	1,482,125	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	$4,500,000	$4,401,967	(a)
SMB Private Education Loan Trust, 2016-C A2B	2.012%	9/15/34	1,450,000	1,470,991	(a)(b)
Structured Asset Securities Corp., 2004-SC1	8.247%	12/25/29	27,886	29,702	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.374%	5/25/31	2,178,991	1,913,624	(a)(b)
U.S. Small Business Administration, 2004-2	3.580%	9/25/18	145,897	146,955	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	10,187	10,323
Venture CDO Ltd., 2013-13A AX	2.309%	6/10/25	166,667	166,428	(a)(b)
Voya CLO Ltd., 2013-1A A1	2.020%	4/15/24	1,000,000	999,474	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $63,842,536)				63,549,661

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.6%
American Home Mortgage Investment Trust, 2005-4 1A1	1.562%	11/25/45	580,035	506,458	(b)
Banc of America Funding Corp., 2004-B 3A2	3.521%	12/20/34	170,000	85,971	(b)
Banc of America Funding Corp., 2005-E 4A1	3.113%	3/20/35	99,616	100,275	(b)
Banc of America Funding Corp., 2006-D 1A1	1.148%	5/20/36	251,599	243,826	(b)
Banc of America Funding Corp., 2015-R2 04A1	1.147%	9/29/36	1,503,021	1,463,459	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1	3.961%	9/25/32	117,907	111,647	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	3.239%	4/25/33	279,603	220,630	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	1.302%	1/25/47	458,181	356,824	(b)
CGBAM Commercial Mortgage Trust, 2016-IMC A	2.812%	11/15/21	4,790,000	4,802,420	(a)(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	3.101%	2/25/37	97,126	97,399	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	1.282%	8/25/35	6,095	5,717	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	1.068%	10/25/35	94,696	88,851	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.978%	1/25/36	11,381	9,827	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	1.008%	7/25/36	46,712	42,435	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	505,847	505,352
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	544,295	538,343
Citigroup Commercial Mortgage Trust, 2016-SMPL A	2.228%	9/10/31	2,630,000	2,584,840	(a)
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	3.535%	3/25/37	455,248	362,086	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.497%	4/8/31	1,200,000	1,200,021	(a)(b)
Commercial Mortgage Trust, 2007-C9 AJ	5.650%	12/10/49	2,222,000	2,240,269	(b)
Commercial Mortgage Trust, 2010-C1 C	6.006%	7/10/46	860,000	937,786	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	1.712%	3/15/29	1,170,000	1,172,225	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	943,452	941,284
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	778,800	789,298
Countrywide Alternative Loan Trust, 2004-33 1A1	3.597%	12/25/34	25,385	25,121	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	3.316%	12/25/34	36,562	36,168	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	1.276%	11/20/35	91,391	73,541	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	1.088%	11/25/35	315,327	262,561	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7	1.382%	9/25/37	2,421,543	1,565,785	(b)
Countrywide Home Loans, 2003-HYB3 6A1	3.366%	11/19/33	44,457	43,600	(b)
Countrywide Home Loans, 2006-R2 AF1	1.198%	7/25/36	45,175	41,063	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	3.064%	1/27/36	2,103,323	1,431,920	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	1.029%	2/19/45	167,277	158,473	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.478%	12/29/45	923,894	925,697	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	$304,579	$328,176
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	1.262%	11/15/40	702,161	702,974	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	146,375	169,937	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A1	1.669%	1/25/21	2,815,471	2,781,598
Federal National Mortgage Association (FNMA), 2014-M8 FA	1.056%	5/25/18	1,657,670	1,658,942	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	3.256%	2/25/35	542,695	540,484	(b)
GE Business Loan Trust, 2006-1A C	1.332%	5/15/34	1,637,600	1,486,387	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	1.461%	2/20/60	255,199	255,675	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	1.331%	3/20/60	1,528,489	1,526,032	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.781%	5/20/60	1,891,331	1,915,222	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	1.110%	10/20/60	3,001,658	2,974,430	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	1.130%	8/20/58	3,196,871	3,166,431	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	1.230%	11/20/60	3,634,332	3,615,684	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	1.280%	1/20/61	337,288	336,127	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	1.280%	12/20/60	440,124	438,627	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	1.230%	2/20/61	676,084	672,743	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	1.280%	2/20/61	1,090,525	1,087,322	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	1.250%	8/20/61	1,885,178	1,877,065	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	1.280%	7/20/62	11,416,707	11,373,836	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA	1.310%	10/20/62	357,427	357,643	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	1.300%	10/20/62	552,846	551,328	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	1.120%	12/20/62	7,239,962	7,177,573	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	1.180%	3/20/63	2,323,234	2,305,779	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	1.250%	6/20/63	757,339	753,997	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD	1.250%	6/20/63	301,133	299,791	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	1.250%	5/20/63	279,455	278,225	(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	774,959	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.530%	6/25/34	982,760	936,476	(a)(b)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.778%	11/19/34	141,381	109,442	(b)

IMPAC CMB Trust, 2007-A A	1.232%	5/25/37	182,436	174,333	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	1.702%	1/25/35	227,509	172,654	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	366,568	365,689

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	$846,483	$846,265
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	417,483	416,300
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	423,893	422,649
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,400,000	3,481,803	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	2.162%	5/15/28	811,475	810,688	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,447,873	(a)
JPMorgan Mortgage Trust, 2006-A2 5A1	3.118%	11/25/33	83,604	85,561	(b)
JPMorgan Reremic, 2009-10 7A2	6.054%	2/26/37	4,145,783	2,125,361	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.528%	2/22/32	180,000	181,413	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2	0.998%	12/25/36	104,735	22,793	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	34,055	34,129	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	3.647%	3/25/33	359,017	303,916	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A	3.250%	9/25/33	51,227	51,399	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.143%	2/25/34	61,620	61,979	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A3 M1	1.422%	4/25/35	6,156,000	4,571,023	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	338,807	339,055
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	703,474	703,731
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	1,510,023	1,505,718
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	570,000	585,835
Morgan Stanley Capital I Trust, 2007-IQ16 AM	6.052%	12/12/49	1,340,700	1,367,677	(b)
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	887,755	876,584
MSCG Trust, 2016-SNR A	3.348%	11/15/34	1,070,000	1,068,257	(a)(b)
Nomura Resecuritization Trust, 2015-6R 3A5	0.968%	5/26/46	2,830,000	2,166,324	(a)(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.532%	5/25/37	3,017,808	2,094,148	(b)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	16,081	13,884
Sequoia Mortgage Trust, 2003-2 A2	1.955%	6/20/33	85,548	83,510	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	3.182%	2/25/24	1,460,000	1,502,003	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.632%	4/25/24	1,134,044	1,145,941	(b)
Structured ARM Loan Trust, 2004-02 4A1	3.147%	3/25/34	505,587	507,154	(b)
Structured ARM Loan Trust, 2004-09XS A	1.148%	7/25/34	139,262	135,312	(b)
Structured ARM Loan Trust, 2005-04 1A1	3.087%	3/25/35	355,001	306,638	(b)
Structured ARM Loan Trust, 2005-12 3A1	3.193%	6/25/35	123,659	115,183	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	1.212%	2/25/36	326,736	287,857	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	677,259	663,906
Structured Asset Securities Corp., 2002-08A 7A1	2.433%	5/25/32	13,858	13,828	(b)
Structured Asset Securities Corp., 2002-11A B2II	3.298%	6/25/32	115,214	97,099	(b)
Structured Asset Securities Corp., 2002-16A B2II	3.329%	8/25/32	224,412	138,354	(b)
Structured Asset Securities Corp., 2004-NP1 A	1.782%	9/25/33	126,312	125,564	*(a)(b)(d)
Structured Asset Securities Corp., 2005-RF3 2A	3.525%	6/25/35	575,933	517,112	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.377%	8/20/35	36,331	32,087	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Waldorf Astoria Boca Raton Trust, 2016-BOCA A	2.262%	6/15/29	$880,000	$883,186	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.684%	8/25/33	141,770	143,523	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR04 A5	2.816%	4/25/35	115,207	114,315	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2A1A	1.068%	7/25/45	244,324	235,629	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1C4	1.382%	12/25/45	1,124,510	664,040	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19	1.188%	12/25/45	176,533	168,324	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.838%	6/25/33	144,032	145,895	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	552,112	550,244
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	3.029%	12/25/34	252,146	248,280	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	3.143%	7/25/34	173,009	145,752	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	416,910	416,903
WF-RBS Commercial Mortgage Trust, 2012-C8 AS	3.660%	8/15/45	1,337,000	1,388,733
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	1,924,290	1,923,826
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	584,273	582,015
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	978,271

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $115,890,529)				114,981,602

MORTGAGE-BACKED SECURITIES - 2.5%
FHLMC - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	1.989%	6/1/43	1,979,660	2,005,065	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	1,673	1,690
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	58,471	60,274
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	193,429	227,912

Total FHLMC				2,294,941

FNMA - 1.4%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	15,919	16,310
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	3,772	3,810
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	6,182,326	6,274,499
Federal National Mortgage Association (FNMA)	6.500%	4/1/24-4/1/31	3,903	4,341
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-9/1/32	381,557	416,543
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	50	57
Federal National Mortgage Association (FNMA)	6.269%	9/1/37	1,488,689	1,580,394	(b)

Total FNMA				8,295,954

GNMA - 0.7%
Government National Mortgage Association (GNMA)	9.000%	9/15/22	8	8
Government National Mortgage Association (GNMA)	6.000%	11/15/28	16,496	18,678
Government National Mortgage Association (GNMA)	6.500%	8/15/34	662,039	755,127
Government National Mortgage Association (GNMA)	7.000%	3/15/36	123,985	144,818

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	2.320%	1/20/60	$1,376,856	$1,416,961	(b)
Government National Mortgage Association (GNMA) II	1.939%	7/20/60	132,762	135,303	(b)
Government National Mortgage Association (GNMA) II	2.137%	7/20/60	277,323	284,007	(b)
Government National Mortgage Association (GNMA) II	2.836%	8/20/60	1,060,470	1,121,739	(b)

Total GNMA				3,876,641

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $14,565,478)				14,467,536

SOVEREIGN BONDS - 0.5%
South Korea - 0.5%
Korea Land & Housing Corp., Senior Notes (Cost - $2,608,976)	1.875%	8/2/17	2,610,000	2,609,593	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $501,608,110)				496,437,749

SHORT-TERM INVESTMENTS - 15.1%
Commercial Paper - 1.2%
Reckitt Benckiser Treasury (Cost - $6,793,810)	1.143%	5/2/17	6,800,000	6,793,810	(h)(i)

Repurchase Agreements - 1.7%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/17; Proceeds at maturity - $10,000,658; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market value - $10,200,000) (Cost - $10,000,000)	0.790%	4/3/17	10,000,000	10,000,000

			SHARES
Money Market Funds - 12.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $71,929,348)	0.634%		71,929,348	71,929,348

TOTAL SHORT-TERM INVESTMENTS (Cost - $88,723,158)				88,723,158

TOTAL INVESTMENTS - 99.7% (Cost - $590,331,268#)				585,160,907
Other Assets in Excess of Liabilities - 0.3%				2,011,925

TOTAL NET ASSETS - 100.0%				$587,172,832

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of March 31, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is valued using significant unobservable inputs.

(h)	Rate shown represents yield-to-maturity.

(i)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
PAC	— Planned Amortization Class

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call (Premiums received - $42,269)	4/21/17	$117.50	177	$76,055

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	219	12/18	$53,595,624	$53,649,524	$53,900
U.S. Treasury 2-Year Notes	1,518	6/17	328,509,199	328,575,845	66,646
U.S. Treasury 10-Year Notes	161	6/17	19,992,298	20,054,563	62,265

					182,811

Contracts to Sell:
90-Day Eurodollar	219	12/19	53,423,863	53,482,538	(58,675)
U.S. Treasury 5-Year Notes	148	6/17	17,354,864	17,423,531	(68,667)

					(127,342)

Net unrealized appreciation on open futures contracts					$55,469

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$124,529,752	$0	*	$124,529,752
Industrials	—	8,270,204	44,046		8,314,250
Other Corporate Bonds & Notes	—	167,985,355	—		167,985,355
Asset-Backed Securities	—	63,549,661	—		63,549,661
Collateralized Mortgage Obligations	—	114,981,602	—		114,981,602
Mortgage-Backed Securities	—	14,467,536	—		14,467,536
Sovereign Bonds	—	2,609,593	—		2,609,593

Total Long-Term Investments	—	$496,393,703	$44,046		$496,437,749

Short-Term Investments†:
Commercial Paper	—	$6,793,810	—		$6,793,810
Repurchase Agreements	—	10,000,000	—		10,000,000
Money Market Funds	$71,929,348	—	—		71,929,348

Total Short-Term Investments	$71,929,348	$16,793,810	—		$88,723,158

Total Investments	$71,929,348	$513,187,513	$44,046		$585,160,907

Other Financial Instruments:
Futures Contracts	$182,811	—	—		$182,811

Total	$72,112,159	$513,187,513	$44,046		$585,343,718

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$76,055	—	—		$76,055
Futures Contracts	127,342	—	—		127,342

Total	$203,397	—	—		$203,397

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,834,504
Gross unrealized depreciation	(9,004,865)

Net unrealized depreciation	$(5,170,361)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017